Condensed Consolidated Statement of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,227,483)	$ 47,380,476	$ 46,063,206	$ 99,048,253
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	564,595	758,577	1,000,442	1,186,515
Impairment charges	200,000	2,100,000	2,100,000	0
Bad debt expense	45,000	30,000	36,000	24,000
Net periodic pension benefit cost	22,406	264,442	352,589	(4,622)
Deferred income taxes		(61,649,000)	(61,649,000)	61,649,000
Noncash interest expense	302,813
Rent receivable	7,215	34,812	10,649	(82,536)
Deferred rent receivable	(90,907)	6,681
Prepaid expenses and other assets	129,312	(149,923)	(264,714)	59,461
(Decrease) increase in liabilities:
Accounts payable	(1,420,869)	1,911,545	1,223,370	152,951
Accrued liabilities	(2,700,510)	5,027,148	2,968,421	(178,184)
Deferred rent liability	13,678	55,372	41,571	(30,696)
Tenant security deposits	(10,374)	3,932	10,405	(23,155)
Total adjustments	(2,937,641)	(51,606,414)	(54,160,544)	62,664,522
Net cash used in operating activities	(5,165,124)	(4,225,938)	(8,105,339)	161,712,775
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of building improvements and equipment	(712,473)	(499,983)	(889,584)	(460,563)
Land development costs	(102,925)	(80,751)	(108,001)	(108,246)
Purchase of marketable securities	(3,138,943)			(5,332,656)
Principal repayments of investments in marketable securities	447,731	865,941	996,148	890,470
Net cash (used in) provided by investing activities	(3,506,610)	285,207	(1,437)	(5,010,995)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on mortgage loans payable		(5,013,415)	(5,013,415)	(16,130,365)
Net cash used in financing activities		(5,013,415)	(73,009,119)	(72,913,052)
Net decrease in cash and cash equivalents	(8,671,734)	(8,954,146)	(81,115,895)	83,788,728
Cash and cash equivalents at beginning of period	13,048,827	94,164,722	94,164,722
Cash and cash equivalents at end of period	4,377,093	85,210,576	13,048,827	94,164,722
Supplemental cash flow information:
Interest paid		26,676	26,637	999,592
Income and excise taxes paid	133,000	3,466,878	3,466,878
Noncash Investing and Financing Activities:
Dividend payable	682,033	98,685,000	16,144,614
Issuance of note to settle PIK interest	$ 302,813